October 21, 2016

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, NE

Washington, D.C.

Attention: Mr. Asen Parachkevov, Division of Investment Management

Re:	NorthStar Real Estate Capital Income Master Fund

Dear Mr. Parachkevov,

On October 21, 2016, NorthStar Real Estate Capital Income Master Fund (the “Master Fund”), submitted for filing by direct electronic transmission a post-effective amendment to the Fund's Registration Statement on Form N-2 (the “Registration Statement”) the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a closed-end management investment company. Responses to certain Items required to be included in Part A of this Registration Statement are incorporated by reference from the registration statements on Form N-2 of NorthStar Real Estate Capital Income Fund (the "Feeder Fund") as filed with the Securities and Exchange Commission (the "SEC") on October 21, 2016 (File Nos. 333-207678 and 811-23109). The Feeder Fund and the Trust are organized in what is commonly referred to as a "master-feeder" structure. The Feeder Fund is one of two feeder funds (the other feeder fund being the NorthStar Real Estate Capital Income Fund-T (File Nos. 333-209380 and 811-23133), together with the Feeder Fund, the "Feeder Funds") in this "master-feeder" structure, and the Master Fund anticipates that it may from time to time permit feeder funds in addition to the Feeder Funds to invest in the Master Fund. The Registration Statement transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained by the Trust.

In order to expedite a declaration of effectiveness of the Registration Statement for each Feeder Fund, each Feeder Fund respectfully requested that the Division of Investment Management (the “Division”) conduct a partial, or limited, review of the respective Registration Statements to include only (1) the financial statements, (2) narrative material that is underscored or otherwise marked to indicate textual changes, and (3) areas in which recent developments suggest that changes in prospectus disclosure are likely to be necessary. In accordance with Securities and Exchange Commission Release No. 33-6510 (February 15, 1984) (the “Release”), which permits the Division the discretion to conduct such a limited review, the Feeder Funds respectfully submitted their request for limited review based on the facts as set forth in each Feeder Fund's request letter dated October 21, 2016.

The Master Fund would appreciate receiving any comments on the Registration Statement at your earliest convenience.

Any questions or communications concerning the enclosed materials should be directed to Clifford R. Cone at (212) 878-3180 or Jefferey D. LeMaster at (212) 878-3206.

Very truly yours,

/s/ Clifford Chance US LLP

CLIFFORD CHANCE US LLP

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